ACCRUED EXPENSES AND OTHER (Details) - USD ($) $ in Thousands	3 Months Ended	12 Months Ended
	Apr. 04, 2021	Jan. 03, 2021	Jan. 03, 2021	Dec. 29, 2019
Payables and Accruals [Abstract]
Accrued compensation and benefits	$ 17,789	$ 36,968	$ 36,968	$ 14,198
Insurance liabilities	7,256	8,100	8,100	7,880
Accrued freight and manufacturing related costs	7,013	6,972	6,972	4,930
Truco acquisition tax consideration		4,468	4,468	0
Accrued dividends	0	4,261	4,261	0
Short term interest rate hedge liability	3,009	3,048	3,048	0
Accrued sales tax	1,300	1,300	1,300	1,300
Accrued interest		1,220	1,220	4,184
Other accrued expenses	8,174	14,451	14,451	11,714
Total accrued expenses and other	49,585	80,788	80,788	44,206
Tax Receivable Agreement obligations to the Continuing Members	28,700	28,700	28,700
Long-term accrued expenses and other, retirement and salary continuation plan	7,100	6,900	6,900	5,200
Hedging liabilities, current	1,300	2,100	2,100
Long-term accrued expenses and other, other	$ 400	$ 100	$ 100
Long-term LTIP liability				$ 14,400